UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA SCIENCE & TECHNOLOGY FUND
APRIL 30, 2014

                                                                      (Form N-Q)

48495-0614                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA SCIENCE & TECHNOLOGY FUND
April 30, 2014 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY SECURITIES (95.4%)

              COMMON STOCKS (95.0%)

              CONSUMER DISCRETIONARY (6.7%)
              -----------------------------
              ADVERTISING (0.8%)
    104,600   CyberAgent, Inc.                                               $  4,308
                                                                             --------
              INTERNET RETAIL (5.9%)
     45,100   Amazon.com, Inc.*                                                13,716
     16,595   Netflix, Inc.*                                                    5,344
     12,245   Priceline Group, Inc.*                                           14,177
                                                                             --------
                                                                               33,237
                                                                             --------
              Total Consumer Discretionary                                     37,545
                                                                             --------
              CONSUMER STAPLES (0.9%)
              -----------------------
              DRUG RETAIL (0.9%)
     38,180   CVS Caremark Corp.                                                2,777
     33,600   Walgreen Co.                                                      2,281
                                                                             --------
                                                                                5,058
                                                                             --------
              Total Consumer Staples                                            5,058
                                                                             --------
              HEALTH CARE (26.0%)
              -------------------
              BIOTECHNOLOGY (5.8%)
     11,400   Acorda Therapeutics, Inc.*                                          404
     73,740   Alkermes plc*                                                     3,411
     21,900   Alnylam Pharmaceuticals, Inc.*                                    1,085
     67,363   Anacor Pharmaceuticals, Inc.*                                     1,109
    210,500   Arena Pharmaceuticals, Inc.*                                      1,347
    103,806   BioCryst Pharmaceuticals, Inc.*                                     892
      4,042   Biogen Idec, Inc.*                                                1,160
     12,613   Cubist Pharmaceuticals, Inc.*                                       884
    138,226   Exelixis, Inc.*                                                     489
    113,080   Gilead Sciences, Inc.*                                            8,876
     46,200   GlycoMimetics, Inc.*                                                613
     26,861   Incyte Corp.*                                                     1,304
     22,121   Innate Pharma S.A.*                                                 187
     54,300   Ironwood Pharmaceuticals, Inc.*                                     598
     79,136   NPS Pharmaceuticals, Inc.*                                        2,107
     15,600   PTC Therapeutics, Inc.*                                             305
      4,482   Puma Biotechnology, Inc.*                                           339
     13,171   Regeneron Pharmaceuticals, Inc.*                                  3,910
    122,700   Rigel Pharmaceuticals, Inc.*                                        393
     19,326   Seattle Genetics, Inc.*                                             744
     36,968   TESARO, Inc.*                                                       923
     44,988   Tetraphase Pharmaceuticals, Inc.*                                   483
     10,100   Trevena, Inc.*                                                       51
        800   Ultragenyx Pharmaceutical, Inc.*                                     31
        800   Versartis, Inc.*                                                     24

================================================================================

1  | USAA Science & Technology Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
     15,036   Vertex Pharmaceuticals, Inc.*                                  $  1,018
                                                                             --------
                                                                               32,687
                                                                             --------
              HEALTH CARE DISTRIBUTORS (1.4%)
     42,140   Cardinal Health, Inc.                                             2,929
     30,310   McKesson Corp.                                                    5,128
                                                                             --------
                                                                                8,057
                                                                             --------
              HEALTH CARE EQUIPMENT (5.0%)
     64,200   Abbott Laboratories                                               2,487
    203,100   Boston Scientific Corp.*                                          2,561
     67,300   Covidien plc                                                      4,795
     58,294   Globus Medical, Inc. "A"*                                         1,424
     13,740   Heartware International, Inc.*                                    1,167
     21,120   Hologic, Inc.*                                                      443
     70,055   Medtronic, Inc.                                                   4,121
     28,500   Orthofix International N.V.*                                        861
     48,500   St. Jude Medical, Inc.                                            3,078
     29,600   Stryker Corp.                                                     2,301
     63,700   Tornier N.V.*                                                     1,081
     46,800   TriVascular Technologies, Inc.*                                     655
     48,800   Volcano Corp.*                                                      857
     21,100   Zimmer Holdings, Inc.                                             2,043
                                                                             --------
                                                                               27,874
                                                                             --------
              HEALTH CARE FACILITIES (1.3%)
     15,400   Acadia Healthcare Co., Inc.*                                        647
     44,802   Al Noor Hospitals Group plc                                         755
     17,400   Community Health Systems, Inc.*                                     659
     60,000   HCA Holdings, Inc.*                                               3,120
    106,173   NMC Health plc                                                      789
    433,440   Phoenix Healthcare Group Co. Ltd.*                                  643
      8,500   Universal Health Services, Inc. "B"                                 695
                                                                             --------
                                                                                7,308
                                                                             --------
              HEALTH CARE SERVICES (0.8%)
     51,900   Envision Healthcare Holdings, Inc.*                               1,754
     41,634   Express Scripts Holdings Co.*                                     2,772
      3,200   iKang Healthcare Group, Inc. ADR*                                    44
                                                                             --------
                                                                                4,570
                                                                             --------
              HEALTH CARE SUPPLIES (0.2%)
     25,527   DENTSPLY International, Inc.                                      1,139
                                                                             --------
              HEALTH CARE TECHNOLOGY (1.0%)
     44,005   Allscripts Healthcare Solutions, Inc.*                              670
    372,800   M3, Inc.                                                          5,112
                                                                             --------
                                                                                5,782
                                                                             --------
              LIFE SCIENCES TOOLS & SERVICES (0.7%)
     23,000   Agilent Technologies, Inc.                                        1,243
      7,600   Covance, Inc.*                                                      671
      9,917   MorphoSys AG*                                                       849
     29,000   Quintiles Transnational Holdings, Inc.                            1,367
                                                                             --------
                                                                                4,130
                                                                             --------
              MANAGED HEALTH CARE (1.6%)
     47,470   Aetna, Inc.                                                       3,392
     30,500   Qualicorp S.A.*                                                     296
     66,890   UnitedHealth Group, Inc.                                          5,019
                                                                             --------
                                                                                8,707
                                                                             --------
              PHARMACEUTICALS (8.2%)
     17,180   Actavis plc*                                                      3,510
     45,800   Aerie Pharmaceuticals, Inc.*                                        717
     19,086   Almirall, S.A.                                                      320

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                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
     43,100   AstraZeneca plc ADR                                            $  3,407
    169,100   Bristol-Myers Squibb Co.                                          8,470
     68,900   Daiichi Sankyo Co. Ltd.                                           1,154
     17,100   Dr. Reddy's Laboratories ADR                                        771
     25,100   Eisai Co. Ltd.                                                      968
     49,400   Eli Lilly and Co.                                                 2,920
     64,400   Forest Laboratories, Inc.*                                        5,919
     16,750   H. Lundbeck A/S                                                     488
     17,500   Hospira, Inc.*                                                      802
     14,700   Johnson & Johnson                                                 1,489
     45,500   Medicines Co.*                                                    1,210
     43,600   MediWound Ltd.*                                                     447
     51,300   Merck & Co., Inc.                                                 3,004
     49,280   Mylan, Inc.*                                                      2,502
      7,400   Ono Pharmaceutical Co. Ltd.                                         586
      4,700   Salix Pharmaceuticals Ltd.*                                         517
     94,600   Shionogi & Co. Ltd.                                               1,656
     54,683   Teva Pharmaceutical Industries Ltd. ADR                           2,672
     22,481   UCB S.A.                                                          1,843
     62,000   XenoPort, Inc.*                                                     252
     16,300   Zoetis, Inc.                                                        493
                                                                             --------
                                                                               46,117
                                                                             --------
              Total Health Care                                               146,371
                                                                             --------
              INDUSTRIALS (2.6%)
              ------------------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
     68,200   Nidec Corp.                                                       3,880
                                                                             --------
              RESEARCH & CONSULTING SERVICES (1.9%)
     75,360   Equifax, Inc.                                                     5,336
     70,550   Huron Consulting Group, Inc.*                                     5,023
     28,600   IMS Health Holdings, Inc.*                                          679
                                                                             --------
                                                                               11,038
                                                                             --------
              Total Industrials                                                14,918
                                                                             --------
              INFORMATION TECHNOLOGY (58.8%)
              ------------------------------
              APPLICATION SOFTWARE (1.6%)
    245,350   Cadence Design Systems, Inc.*                                     3,818
    106,140   Salesforce.com, Inc.*                                             5,482
                                                                             --------
                                                                                9,300
                                                                             --------
              COMMUNICATIONS EQUIPMENT (7.8%)
    162,415   Aruba Networks, Inc.*                                             3,211
     55,515   F5 Networks, Inc.*                                                5,839
    341,655   Juniper Networks, Inc.*                                           8,435
    338,428   QUALCOMM, Inc.                                                   26,638
                                                                             --------
                                                                               44,123
                                                                             --------
              DATA PROCESSING & OUTSOURCED SERVICES (7.1%)
     32,027   Alliance Data Systems Corp.*                                      7,747
     70,051   Automatic Data Processing, Inc.                                   5,461
     25,300   EVERTEC, Inc.                                                       596
    273,455   Genpact Ltd.*                                                     4,611
    128,140   Heartland Payment Systems, Inc.                                   5,246
      8,200   QIWI plc ADR                                                        237
     72,145   Visa, Inc. "A"                                                   14,617
     14,735   WEX, Inc.*                                                        1,414
                                                                             --------
                                                                               39,929
                                                                             --------
              ELECTRONIC COMPONENTS (2.3%)
    912,000   AAC Technologies Holdings, Inc.                                   5,094
    395,000   Delta Electronics, Inc.                                           2,420

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3  | USAA Science & Technology Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
  4,526,000   Sunny Optical Technology Group Co. Ltd.                        $  5,283
                                                                             --------
                                                                               12,797
                                                                             --------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
     27,295   National Instruments Corp.                                          745
                                                                             --------
              HOME ENTERTAINMENT SOFTWARE (1.0%)
    277,820   Activision Blizzard, Inc.                                         5,559
                                                                             --------
              INTERNET SOFTWARE & SERVICES (15.5%)
    121,020   Akamai Technologies, Inc.*                                        6,422
     11,859   Baidu, Inc. ADR*                                                  1,824
     51,390   Demandware, Inc.*                                                 2,550
    170,070   Dropbox, Inc., acquired 5/01/2012; cost $1,539*(a),(b)            3,249
    195,110   eBay, Inc.*                                                      10,113
     20,500   Everyday Health, Inc.*                                              289
    181,265   Facebook, Inc. "A"*                                              10,836
     33,525   Google, Inc. "A"*                                                17,932
     36,230   Google, Inc. "C"*                                                19,081
    293,030   Pandora Media, Inc.*                                              6,863
     71,900   Tencent Holdings Ltd.                                             4,483
    113,850   Yahoo! Inc.*                                                      4,093
                                                                             --------
                                                                               87,735
                                                                             --------
              IT CONSULTING & OTHER SERVICES (3.9%)
    119,851   Accenture plc "A"                                                 9,614
    261,789   Cognizant Technology Solutions Corp. "A"*                        12,541
                                                                             --------
                                                                               22,155
                                                                             --------
              SEMICONDUCTOR EQUIPMENT (1.5%)
    178,800   Applied Materials, Inc.                                           3,408
    236,100   ASM Pacific Technology Ltd.                                       2,622
     42,505   Lam Research Corp.*                                               2,449
                                                                             --------
                                                                                8,479
                                                                             --------
              SEMICONDUCTORS (8.9%)
     38,350   Broadcom Corp. "A"                                                1,181
    217,000   Freescale Semiconductor Ltd.*                                     4,767
     31,820   International Rectifier Corp.*                                      829
     65,835   Maxim Integrated Products, Inc.                                   2,136
    275,000   Media Tek, Inc.                                                   4,298
     36,200   Montage Technology Group Ltd.                                       753
    387,960   NXP Semiconductors N.V.*                                         23,130
     46,585   Silicon Laboratories, Inc.*                                       2,094
    155,290   SK Hynix, Inc.*                                                   6,034
  1,240,200   Taiwan Semiconductor Manufacturing Co. Ltd.                       4,867
                                                                             --------
                                                                               50,089
                                                                             --------
              SYSTEMS SOFTWARE (1.6%)
    129,991   Mavenir Systems, Inc.*                                            1,939
     87,470   MICROS Systems, Inc.*                                             4,505
     43,290   Tableau Software, Inc. "A"                                        2,393
                                                                             --------
                                                                                8,837
                                                                             --------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (7.5%)
    631,000   Advantech Co. Ltd.                                                4,075
     53,800   Apple, Inc.                                                      31,747
  3,931,480   Lenovo Group Ltd.                                                 4,462
     18,810   Stratasys Ltd.*                                                   1,822
                                                                             --------
                                                                               42,106
                                                                             --------
              Total Information Technology                                    331,854
                                                                             --------
              Total Common Stocks (cost: $407,664)                            535,746
                                                                             --------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES     SECURITY                                                                  (000)
---------------------------------------------------------------------------------------------
              PREFERRED STOCKS (0.4%)

              CONSUMER DISCRETIONARY (0.3%)
              -----------------------------
              COMPUTER & ELECTRONICS RETAIL (0.3%)
     94,942   Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b)       $   1,493
                                                                                    ---------
              INDUSTRIALS (0.1%)
              ------------------
              INDUSTRIAL MACHINERY (0.1%)
     37,837   Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)               551
                                                                                    ---------
              Total Preferred Stocks (cost: $2,044)                                     2,044
                                                                                    ---------
              Total Equity Securities (cost: $409,708)                                537,790
                                                                                    ---------
              MONEY MARKET INSTRUMENTS (4.7%)

              MONEY MARKET FUNDS (4.7%)
 26,408,862   State Street Institutional Liquid Reserve Fund, 0.07% (d)                26,409
                                                                                    ---------
              Total Money Market Instruments (cost: $26,409)                           26,409
                                                                                    ---------

              TOTAL INVESTMENTS (COST: $436,117)                                    $ 564,199
                                                                                    =========

--------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     UNREALIZED
NUMBER OF                          FORWARD CURRENCY             SETTLEMENT       VALUE     DEPRECIATION
CONTRACTS        COUNTERPARTY      CONTRACTS                       DATE          (000)         (000)
--------------------------------------------------------------------------------------------------------
                                   CONTRACTS TO SELL (0.4%)

248,423,000    Deutsche Bank AG    Japanese Yen                 06/20/2014      $2,431          $17
                                                                              --------------------------
                                   RECEIVABLE AMOUNT ($2,448)                   $2,431          $17
                                                                              ==========================

($ IN 000s)                                                VALUATION HIERARCHY
                                                           -------------------

                                                  (LEVEL 1)      (LEVEL 2)      (LEVEL 3)
                                                QUOTED PRICES      OTHER       SIGNIFICANT
                                                  IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                                                   MARKETS      OBSERVABLE       INPUTS
                                                FOR IDENTICAL     INPUTS
ASSETS                                              ASSETS                                           TOTAL
----------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                                $     532,497   $        --   $      3,249   $     535,746
   Preferred Stocks                                        --            --          2,044           2,044
Money Market Instruments:
   Money Market Funds                                  26,409            --             --          26,409
Forward Currency Contracts to Sell(1)                      --            17             --              17
----------------------------------------------------------------------------------------------------------
Total                                           $     558,906   $        17   $      5,293   $     564,216
----------------------------------------------------------------------------------------------------------

(1) Forward currency contracts are valued at the unrealized appreciation/(depreciation) of the contract.

================================================================================

5  | USAA Science & Technology Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                      COMMON STOCKS     PREFERRED STOCKS
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2013                                                  $1,683               $3,944
Purchases                                                                         -                2,044
Sales                                                                           (88)              (3,352)
Transfers into Level 3                                                            -                    -
Transfers out of Level 3                                                          -                    -
Net realized gain (loss) on investments                                          17                    -
Change in net unrealized appreciation/depreciation on investments             1,637                 (592)
--------------------------------------------------------------------------------------------------------
Balance as of April 30, 2014                                                 $3,249               $2,044
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2013, through April 30, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

================================================================================

7  | USAA Science & Technology Fund

================================================================================

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include forward currency contracts value based on methods discussed in Note C.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are valued at cost, or cost of the underlying convertible security. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an

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9  | USAA Science & Technology Fund

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economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at April 30, 2014 did not include master netting provisions.

FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates. Certain of the Fund's foreign currency contracts are entered into pursuant to International Swaps and Derivative Association (ISDA) Master Agreements, which may contain netting provisions providing for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination.

D. As of April 30, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2014, were $135,563,000 and $7,481,000, respectively, resulting in net unrealized appreciation of $128,082,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $563,870,000 at April 30, 2014, and, in total, may not equal 100%. Investments in foreign securities were 18.0% of net assets at April 30, 2014. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at April 30, 2014, was $5,293,000, which represented 0.9% of the Fund's net assets.
(b) Security was fair valued at April 30, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,293,000, which represented 0.9% of net assets of the Fund.
(c) Restricted security that is not registered under the Securities Act of 1933.

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                                         Notes to Portfolio of Investments |  10

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(d)  Rate represents the money market fund annualized seven-day yield at
     April 30, 2014.
*    Non-income-producing security.

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11  | USAA Science & Technology Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                            SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     06/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     06/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/24/2014
         ------------------------------